Assets and Liabilities - Summary of Amounts Recognized in Statement of Profit or Loss (Details) - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Quantitative Information About Leases For Lessee [Line Items]
Depreciation expense of right-of-use assets	kr 3,007	kr 2,058
Interest expense on lease liabilities	567	351
Loss on lease modification		216
Total amount recognized in the Statement of Profit or Loss	3,574	2,625
R&D
Disclosure Of Quantitative Information About Leases For Lessee [Line Items]
Depreciation expense of right-of-use assets	2,441	1,847
G&A
Disclosure Of Quantitative Information About Leases For Lessee [Line Items]
Depreciation expense of right-of-use assets	kr 566	kr 211